EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Loss per share:
SCHEDULE OF COMPUTATIONS OF BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computations of basic and diluted loss per share:

	Three Months Ended		Nine Months Ended
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Net loss, as reported	$(11,024,951)	$(6,940,162)	(30,763,863)	$(13,202,933)
After tax interest adjustment	-	-		-
Net loss, if-converted basis	$(11,024,951)	$(6,940,162)	$(30,763,863)	$(13,202,933)
Weighted average basic shares	262,832,833	192,112,139	267,956,183	188,051,336
Dilutive securities and instruments:
Convertible preferred stock		-		-
Convertible notes		-		-
Stock options and warrants		-		-
Weighted average diluted shares	262,832,833	192,112,139	267,956,183	188,051,336
Loss per share:
Basic and Diluted	$(0.04)	$(0.04)	$(0.12)	$(0.07)

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2022	2021
Net loss	$(17,106,497)	$(1,235,021)

Weighted average basic and diluted shares	206,211,711	172,046,517
Earnings (loss) per share:
Basic and diluted	$(0.08)	$(0.01)

SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING

The following potentially dilutive securities and instruments were outstanding as of December 31, 2022, and December 31, 2021, but excluded from the table above:

	December 31, 2022	December 31, 2021
Convertible preferred stock	6,320,000	7,630,800
Convertible notes payable	163,612,120	157,756,728
Stock warrants	-	94,829,948
Total potential incremental shares	169,932,120	260,217,476

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2022	2021
Convertible notes payable	158,403,141	10,406,100
Stock warrants	68,475,290	34,128,212
Convertible Preferred Stock	7,307,589	20,879,530
Total potential incremental shares	234,186,020	65,413,842